Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2023
Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets
	June 30, 2023	June 30, 2022
ASSETS
Non-current asset
Investment in subsidiaries and the VIE	$15,544,196	$10,494,915
Total assets	$15,544,196	$10,494,915

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$—	$—

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, US$0.16 par value, 35,000,000 shares authorized, 10,326,374 and 8,826,374 shares issued and outstanding as of June 30, 2023 and 2022, respectively: *
Class A shares, 30,000,000 shares authorized, 6,496,874 and 4,996,874 shares issued and outstanding	1,039,499	799,499
Class B shares, 5,000,000 shares authorized, 3,829,500 shares issued and outstanding	612,720	612,720
Additional paid-in capital	18,795,548	14,499,213
Accumulated deficit	(4,710,203)	(6,461,373)
Accumulated other comprehensive income(loss)	(193,368)	1,044,856
Total shareholders’ equity	15,544,196	10,494,915
Total liabilities and shareholders’ equity	$15,544,196	$10,494,915

*	Retrospectively restated for effect of 1-for-4 reverse split on November 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.

Schedule of Parent Company Statements of Comprehensive Income
	For the Year Ended June 30,
	2023	2022
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$1,751,170	$2,569,810
NET INCOME	1,751,170	2,569,810
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,238,224)	817,991
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$512,946	$3,387,801

Schedule of Parent Company Statements of Cash Flows
	For the Year Ended June 30,
	2023	2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,751,170	$2,569,810
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIE	(1,751,170)	(2,569,810)
Net cash used in operating activities	—	—

CHANGES IN CASH AND RESTRICTED CASH	—	—
CASH AND RESTRICTED CASH, beginning of year	—	—
CASH AND RESTRICTED CASH, end of year	$—	$—